SEGMENT INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net sales:	$ 19,166	$ 19,603	$ 22,935
Hong Kong And China [Member]
Net sales:	4,086	4,700	5,662
Other Asian Countries [Member]
Net sales:	46	31	134
Europe [Member]
Net sales:	14,446	14,037	16,342
North America [Member]
Net sales:	$ 588	$ 835	$ 797